Expense Example {- Fidelity® Connecticut Municipal Income Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-13 - Fidelity® Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund-Default
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604